SEGMENT REPORTING (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026 segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
SEGMENT REPORTING
Number of operating segments | segment	1	1
Number of reportable segments | segment	1	1
Personnel expenses		$ 7,238,571	$ 7,688,306
Contractor expenses		743,790	773,031
Legal and professional expenses		$ 790,084	$ 306,854